CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net profit for the year	S/ 4,959,878	S/ 4,760,110	S/ 3,671,829
To be reclassified to profit or loss in subsequent periods:
Net Gain (loss) on investments at fair value through other comprehensive income	1,334,943	(1,614,053)	(2,491,907)
Income tax	(58,489)	82,459	52,086
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	1,276,454	(1,531,594)	(2,439,821)
Net movement of cash flow hedge reserves	(17,443)	1,246	58,586
Income tax	5,104	(158)	(16,834)
Other comprehensive income, net of tax, cash flow hedges	(12,339)	1,088	41,752
Other reserves	(762,811)	1,144,140	769,291
Income tax	0	0	(26,846)
Other reserves, net of tax	(762,811)	1,144,140	742,445
Exchange differences on translation of foreign operations	73,464	(302,083)	161,168
Net movement in hedges of net investments in foreign businesses	18,950	39,587	(57,319)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	92,414	(262,496)	103,849
Total	593,718	(648,862)	(1,551,775)
Not to be reclassified to profit or loss in subsequent periods:
Net loss on equity instruments designated at fair value through other comprehensive income	(8,329)	(38,563)	(113,686)
Income tax	(3,791)	2,109	5,402
Total	(12,120)	(36,454)	(108,284)
Total other comprehensive income	581,598	(685,316)	(1,660,059)
Total comprehensive income for the year, net of income tax	5,541,476	4,074,794	2,011,770
Attributable to:
Credicorp's equity holders	5,437,495	3,967,497	1,954,586
Non-controlling interest	103,981	107,297	57,184
Total comprehensive income for the year, net of income tax	S/ 5,541,476	S/ 4,074,794	S/ 2,011,770